Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Jan. 06, 2014	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000101218
Account Value [Line Items]
Line Graph and Table Measure Name			Astor Dynamic Allocation Fund
Account Value		$ 15,859	$ 9,527	$ 14,243	$ 13,610	$ 14,569	$ 12,326	$ 12,580	$ 12,425	$ 11,087	$ 10,266	$ 10,026
C000082963
Account Value [Line Items]
Line Graph and Table Measure Name			Astor Dynamic Allocation Fund
Account Value		15,446	$ 10,000	13,964	13,453	14,500	12,367	12,715	12,651	11,377	10,612	10,445
C000079614
Account Value [Line Items]
Line Graph and Table Measure Name			Astor Dynamic Allocation Fund
Account Value		17,064	$ 10,000	15,279	14,562	15,558	13,130	13,362	13,168	11,724	10,824	10,548
C000100899
Account Value [Line Items]
Line Graph and Table Measure Name			Astor Sector Allocation Fund
Account Value		17,421	$ 9,526	15,545	14,940	15,934	12,269	12,297	12,216	10,779	9,705	10,160
C000100901
Account Value [Line Items]
Line Graph and Table Measure Name			Astor Sector Allocation Fund
Account Value		$ 16,963	$ 10,000	15,257	14,774	15,866	12,309	12,430	12,441	11,070	10,037	10,586
C000136883
Account Value [Line Items]
Line Graph and Table Measure Name		Astor Sector Allocation Fund
Account Value	$ 10,000	$ 19,542	10,418	17,399	16,678	17,740	13,627	13,622	13,492	11,890	10,672	11,148
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,727	$ 10,000	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,727	$ 10,000	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,727	$ 10,000	11,158	11,546	12,705	12,794	11,619	10,750	10,837	10,893	10,282
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,403	$ 10,000	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,403	$ 10,000	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	36,772	$ 10,689	30,105	26,638	27,934	20,472	18,286	16,934	14,568	12,554	11,887
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,403	$ 10,000	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,403	$ 10,000	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 34,403	$ 10,000	$ 28,165	$ 24,921	$ 26,134	$ 19,153	$ 17,108	$ 15,843	$ 13,629	$ 11,745	$ 11,121